Reverse Recapitalization (Details) - Schedule of Condensed Consolidated Financial Statements - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Closing proceeds:
Proceeds from Chavant trust fund	$ 1,264
Proceeds from PIPE investment	19,750
Closing disbursements:
Legacy Mobix Merger-related transaction costs paid prior to closing	(983)
Net cash proceeds	14,065
Non-cash activity:
Conversion of Legacy Mobix convertible notes to Class A Common Stock	206
Conversion of Legacy Mobix SAFEs to Class A Common Stock	1,522
Conversion of Legacy Mobix redeemable convertible preferred stock to Class B Common Stock	2,300
Unpaid Merger-related transaction costs assumed from Chavant	(871)
Unpaid Merger-related transaction costs of Legacy Mobix	(1,633)
Merger-related transaction costs expensed	4,009
Liability-classified instruments:
Net equity impact of the Merger	(16,182)
Legacy Mobix Merger-related transaction costs [Member]
Closing disbursements:
Transaction costs	(3,747)
Chavant Merger-related transaction costs [Member]
Closing disbursements:
Transaction costs	(2,219)
Net cash proceeds from the Merger at Closing	$ 15,048
Chavant public shares, net of redemptions [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	111,005
Chavant founder shares, net of shares forfeited [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	1,341,369
PIPE investors’ shares [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	1,975,000
Settlement of PIPE warrant [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	199,800
Sponsor PIPE subscription [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	199,737
Settlement of Sponsor Warrant [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	272,182
Settlement of warrant to non-redeeming shareholder [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	202,489
Amendment to Business Combination Marketing Agreement [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	280,000
Total Chavant Shares Outstanding Immediately Prior to the Merger [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	4,581,582
Legacy Mobix rollover shares [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	18,139,258
Conversion of Legacy Mobix convertible notes [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	30,045
Conversion of Legacy Mobix SAFEs [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	150,953
Common Stock [Member] | Class A Common Stock [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	22,901,838
Fair value of earnout liability [Member]
Liability-classified instruments:
Fair value of earnout liability	$ (33,559)
Fair Value of PIPE Make-Whole Liability [Member]
Liability-classified instruments:
Fair value of earnout liability	(2,071)
Fair value of Private Warrants [Member]
Liability-classified instruments:
Fair value of earnout liability	$ (150)